Schedule of Investments (unaudited) March 31, 2020	BlackRock High Yield Municipal Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Municipal Bonds — 89.6%

Alabama — 1.3%
Alabama Special Care Facilities Financing Authority-Birmingham, RB, Methodist Home For The Aging:
5.75%, 06/01/35	$200	$213,498
5.75%, 06/01/45	355	369,314
6.00%, 06/01/50	450	470,587
Chelsea Park Cooperative District, Special Assessment Bonds, 5.00%, 05/01/48	950	800,869
County of Jefferson Alabama Sewer, Refunding RB:
Senior Lien, Series A (AGM), 5.00%, 10/01/44	365	402,909
Sub-Lien, Series D, 7.00%, 10/01/51	2,355	2,755,232
Sub-Lien, Series D, 6.50%, 10/01/53	3,465	4,033,814
County of Tuscaloosa IDA, Refunding RB, Hunt Refining Project, Series A, 5.25%, 05/01/44(a)	7,330	7,171,819

		16,218,042

Alaska — 0.3%
Northern Tobacco Securitization Corp., Refunding RB, Tobacco Settlement, Asset-Backed, Series A:
5.00%, 06/01/32	1,510	1,466,391
5.00%, 06/01/46	2,580	2,590,991

		4,057,382

Arizona — 2.9%
Arizona IDA, RB(a):
Academies of Math & Science Project, Series B, 5.25%, 07/01/51	570	530,738
Arizona Charter Schools Project, 7.10%, 01/01/55	4,760	4,529,711
Christian University Project, Series A, 5.63%, 10/01/49	300	301,566
Doral Academy of Neveda — Fire Mesa & Red Rock Campus Projects, Series A, 5.00%, 07/15/39	335	338,102
Doral Academy of Neveda — Fire Mesa & Red Rock Campus Projects, Series A, 5.00%, 07/15/49	675	662,513
Leman Academy Of Excellence- Parker Colorado Campus Project, 5.00%, 07/01/49	1,350	1,177,875

Security	Par (000)	Value

Arizona (continued)
Leman Academy of Excellence-East Tucson And Central Tucson Projects, Series A, 5.00%, 07/01/39	$1,270	$1,180,770
Leman Academy of Excellence-East Tucson And Central Tucson Projects, Series A, 5.00%, 07/01/49	1,440	1,256,400
Leman Academy of Excellence-East Tucson And Central Tucson Projects, Series A, 5.00%, 07/01/54	1,110	952,591
Lone Mountain Campus Project, Series A, 5.00%, 12/15/39	150	151,839
Lone Mountain Campus Project, Series A, 5.00%, 12/15/49	345	335,947
Arizona IDA, Refunding RB, Series A(a):
Basis Schools, Inc. Projects, 5.00%, 07/01/26	760	756,709
Odyssey Preparatory Academy Project, 5.50%, 07/01/52	2,970	2,810,719
Arizona Industrial Development Authority, RB, Christian University Project, Series A, 5.50%, 10/01/40(a)	400	406,672
City of Phoenix Arizona IDA, ERB, Eagle College Prep Project, Series A, 5.00%, 07/01/43	1,445	1,374,022
City of Phoenix Arizona IDA, RB, Series A(a):
Legacy Traditional Schools Projects, 6.50%, 07/01/34	465	497,071
Legacy Traditional Schools Projects, 5.00%, 07/01/36	1,225	1,227,560
Legacy Traditional Schools Projects, 5.00%, 07/01/41	1,685	1,615,763
Legacy Traditional Schools Projects, 6.75%, 07/01/44	810	850,670
Leman Academy of Excellence — ORO Valley Project, 5.25%, 07/01/48	1,690	1,540,334
ORO Valley Project, 5.00%, 07/01/34	250	241,790
ORO Valley Project, 5.00%, 07/01/39	205	190,597
ORO Valley Project, 5.00%, 07/01/49	320	279,200
ORO Valley Project, 5.00%, 07/01/54	530	454,841

1

Schedule of Investments (unaudited) (continued) March 31, 2020	BlackRock High Yield Municipal Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Arizona (continued)
City of Phoenix Arizona IDA, Refunding RB(a):
Basis Schools, Inc. Projects, 5.00%, 07/01/35	$300	$292,998
Basis Schools, Inc. Projects, 5.00%, 07/01/45	895	824,447
Basis Schools, Inc. Projects, Series A, 5.00%, 07/01/35	295	288,115
Basis Schools, Inc. Projects, Series A, 5.00%, 07/01/46	325	293,439
Legacy Traditional School Projects, 5.00%, 07/01/35	315	315,391
Legacy Traditional School Projects, 5.00%, 07/01/45	250	231,398
City of Phoenix Industrial Development Authority, RB, Downtown Phoenix Student Housing, 5.00%, 07/01/59	655	749,051
County of La Paz IDA, RB, Imagine Schools Desert West Middle Project, 5.88%, 06/15/48(a)	1,340	1,222,053
County of Pima IDA, RB:
5.13%, 07/01/39	700	620,753
5.25%, 07/01/49	870	727,346
Industrial Development Authority of the City of Phoenix, RB, Downtown Phoenix Student Housing, 5.00%, 07/01/54	1,330	1,523,036
State of Arizona IDA, RB, Academies of Math & Science Project, Series B, 5.13%, 07/01/47(a)	420	392,368
State of Arizona IDA, Refunding RB, Basis Schools, Inc. Projects, Series A, 5.25%, 07/01/47(a)	3,235	3,057,981
Town of Florence, Inc. Arizona IDA, ERB, Legacy Traditional School Project, Queen Creek and Casa Grande Campuses, 6.00%, 07/01/43	1,375	1,393,755

		35,596,131

Arkansas — 1.2%
Arkansas Development Finance Authority, RB, Big River Steel Project, AMT, 4.50%, 09/01/49(a)	15,880	14,081,431
County of Benton Arkansas Public Facilities Board, RB, BCCSO Project, Series A, 6.00%, 06/01/20(a)(b)	750	755,985

		14,837,416

California — 4.1%
California Municipal Finance Authority, ARB, Senior Lien, Linxs APM Project, AMT, 4.00%, 12/31/47	2,560	2,572,186

Security	Par (000)	Value

California (continued)
California Municipal Finance Authority, RB, Urban Discovery Academy Project(a):
5.50%, 08/01/34	$310	$312,170
6.00%, 08/01/44	655	666,168
6.13%, 08/01/49	570	580,756
California Municipal Finance Authority, Refunding RB, Community Medical Centers, Series A, 5.00%, 02/01/42	345	403,281
California Pollution Control Financing Authority, Refunding RB, County of San Diego Water Authority, 5.00%, 11/21/45(a)	3,000	3,063,720
California School Finance Authority, RB, Value Schools:
6.65%, 07/01/33	295	314,166
6.90%, 07/01/43	650	686,244
California Statewide Communities Development Authority, RB, Loma Linda University Medical Center(a):
5.25%, 12/01/38	1,420	1,537,974
5.25%, 12/01/48	1,000	1,064,410
Series A, 5.00%, 12/01/46	970	1,009,159
Series A, 5.25%, 12/01/56	875	930,930
California Statewide Financing Authority, RB, Asset-Backed, Tobacco Settlement:
Series A, 6.00%, 05/01/43	2,500	2,497,600
Series B, 6.00%, 05/01/43	3,485	3,481,654
City & County of San Francisco California Redevelopment Agency:
Special Tax Bonds, Community Facilities District No. 6 (Mission Bay South Public Improvements), Series C, CAB, 0.00%, 08/01/43(c)	3,000	803,550
Tax Allocation Bonds, Mission Bay South Redevelopment Project, Series D, 3.00%, 08/01/21(a)	500	507,055
Tax Allocation Bonds, Mission Bay South Redevelopment Project, Series D, 0.00%, 08/01/26(a)(c)	580	434,200
Tax Allocation Bonds, Mission Bay South Redevelopment Project, Series D, 0.00%, 08/01/31(a)(c)	1,155	671,067
Tax Allocation Bonds, Mission Bay South Redevelopment Project, Series D, CAB, 0.00%, 08/01/23(a)(c)	1,000	870,160
City of Chula Vista California, Refunding RB, San Diego Gas & Electric, Series A, 5.88%, 02/15/34	500	501,885

2

Schedule of Investments (unaudited) (continued) March 31, 2020	BlackRock High Yield Municipal Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

California (continued)
City of San Jose California Hotel Tax, RB, Convention Center Expansion & Renovation Project:
6.50%, 05/01/36	$310	$326,418
6.50%, 05/01/42	760	799,482
County of California Tobacco Securitization Agency, RB, 5.45%, 06/01/28(d)	500	500,055
County of California Tobacco Securitization Agency, Refunding RB, Golden Gate Tobacco Funding Corp., Series A, 5.00%, 06/01/36	1,665	1,664,967
County of Los Angeles California Tobacco Securitization Agency, RB, Asset-Backed, Los Angeles County Securitization Corp.(d):
5.70%, 06/01/46	3,700	3,645,832
5.60%, 06/01/36	1,385	1,385,041
County of Riverside California Transportation Commission, RB, Senior Lien, Series A, 5.75%, 06/01/48	2,115	2,362,772
Golden State Tobacco Securitization Corp., Refunding RB:
Series A-1, 3.50%, 06/01/36	6,565	6,498,693
Series A-1, 5.00%, 06/01/47	5,195	5,038,371
Series A-1, 5.25%, 06/01/47	945	944,650
Series A-2, 5.00%, 06/01/47	3,950	3,847,734

		49,922,350

Colorado — 3.5%
9th Avenue Metropolitan District No. 2, GO, 5.00%, 12/01/48	1,565	1,477,391
Aviation Station North Metropolitan District No. 2, GO, Series A:
5.00%, 12/01/39	750	687,352
5.00%, 12/01/48	1,350	1,190,227
Broadway Station Metropolitan District No. 2, GO, Series A:
5.00%, 12/01/35	735	729,069
5.13%, 12/01/48	2,345	2,236,638
Bromley Park Metropolitan District No. 2, GO, Refunding, Sub-Series B, 6.38%, 12/15/47	937	853,495
Centerra Metropolitan District No. 1, Tax Allocation Bonds, 5.00%, 12/01/47(a)	820	781,403
City & County of Denver Colorado, Refunding RB, United Airlines, Inc. Project, AMT, 5.00%, 10/01/32	400	389,980
Colorado Educational & Cultural Facilities Authority, RB, Littleton Preparatory Charter School Project:
5.00%, 12/01/33	450	450,248

Security	Par (000)	Value

Colorado (continued)
5.00%, 12/01/42	$545	$522,383
Colorado Health Facilities Authority, RB, Commonspirit Health, Series A, 4.00%, 08/01/49	3,825	3,807,214
Colorado Health Facilities Authority, Refunding RB, Commonspirit Health, Series A, 4.00%, 08/01/44	795	780,030
Colorado High Performance Transportation Enterprise, RB, C-470 Express Lanes, 5.00%, 12/31/56	2,500	2,643,425
Copperleaf Metropolitan District No. 2, GO, Refunding, 5.75%, 12/01/45	780	783,908
Copperleaf Metropolitan District No. 3, GO, Series A:
Limited Tax, 5.00%, 12/01/37	500	506,905
5.13%, 12/01/47	1,200	1,210,572
Denver International Business Center Metropolitan District No. 1, GO, Subordinate, Series B, 6.00%, 12/01/48	1,145	1,034,370
Green Gables Metropolitan District No. 1, GO, Series A, 5.30%, 12/01/21(b)	1,000	1,059,660
Leyden Rock Metropolitan District No. 10, GO, Series A, 5.00%, 12/01/45	1,250	1,261,087
North Holly Metropolitan District, GOL, Series A, 5.50%, 12/01/48	760	679,364
Palisade Metropolitan District No. 2, GO, Subordinate, 7.25%, 12/15/49	2,825	2,358,225
Palisade Park West Metropolitan District, GO, Series A, 5.13%, 12/01/49	1,500	1,269,045
Pomponio Terrace Metropolitan District, GO, Series A, 5.00%, 12/01/49	1,450	1,244,767
Prairie Farm Metropolitan District, GO, Series A, 5.25%, 12/01/48	1,240	1,252,983
Regional Transportation District, RB, Denver Transit Partners Eagle P3 Project:
6.00%, 01/15/34	1,500	1,510,740
6.00%, 01/15/41	1,000	1,007,710
Southlands Metropolitan District No. 1, GO, , Refunding, Series A-1, 5.00%, 12/01/37	1,115	1,169,992
Southlands Metropolitan District No. 1, GO, Refunding, Series A-1, 5.00%, 12/01/47	3,990	4,135,994
Tallyns Reach Metropolitan District No. 3, GO, 6.75%, 11/01/38	845	872,462

3

Schedule of Investments (unaudited) (continued) March 31, 2020	BlackRock High Yield Municipal Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Colorado (continued)
Thompson Crossing Metropolitan District No. 4, GO, Refunding:
5.00%, 12/01/39	$1,400	$1,341,158
5.00%, 12/01/49	1,480	1,377,332
Westcreek Metropolitan District No. 2, GO, Series A, 5.38%, 12/01/48	800	721,400
Wild Plum Metropolitan District, GO, Series A, 5.00%, 12/01/49	595	522,981

		41,869,510

Connecticut — 1.7%
Connecticut State Health & Educational Facilities Authority, Refunding RB:
University of Hartford Issue, 4.00%, 07/01/39	940	1,013,517
University Of Hartford Issue, 4.00%, 07/01/44	3,500	3,647,210
University of Hartford Issue, 4.00%, 07/01/49	1,750	1,822,905
Mashantucket Western Pequot Tribe, 7.35%, 07/01/26(e)	32,631	5,220,877
Mohegan Tribal Finance Authority, RB, 7.00%, 02/01/45(a)	3,795	3,507,453
Mohegan Tribe of Indians of Connecticut, RB, Series A, 6.75%, 02/01/45(a)	980	1,013,457
Mohegan Tribe of Indians of Connecticut, Refunding RB, Public Improvement, Priority Distribution, Series C, 6.25%, 02/01/30(a)	2,045	2,273,324
State of Connecticut, GO, Series A, 4.00%, 04/15/37	1,800	1,959,174

		20,457,917

Delaware — 0.7%
County of Kent Delaware, RB, CHF Dover LLC, Delaware State University Project, Series A, 5.00%, 07/01/58	1,500	1,410,510
State of Delaware EDA, RB:
5.00%, 06/01/46	1,000	941,170
Exempt Facilities, Indian River Power LLC Project, 5.38%, 10/01/45	5,930	5,919,089

		8,270,769

District of Columbia — 0.7%
District of Columbia Tobacco Settlement Financing Corp., Refunding RB, Asset-Backed, 6.75%, 05/15/40	385	392,034
Metropolitan Washington Airports Authority, Refunding ARB, Dulles Metrorail And Capital Improvement Projects, Series A, 5.00%, 10/01/53	3,830	3,930,116

Security	Par (000)	Value

District of Columbia (continued)
Metropolitan Washington Airports Authority, Refunding RB, CAB, 2nd Senior Lien, Series B (AGC), 0.00%, 10/01/30(c)	$3,005	$2,264,268
Metropolitan Washington Airports Authority Dulles Toll Road Revenue, Refunding RB, Subordinate, Dulles Metrorail And Capital Improvement Projects, Series B, 4.00%, 10/01/53	2,170	2,197,602

		8,784,020

Florida — 7.2%
Boggy Creek Improvement District, Refunding RB, Special Assessment Bonds, 5.13%, 05/01/43	1,260	1,279,013
Capital Region Community Development District, Refunding, Special Assessment, Capital Improvement Revenue Bond, Series A-1, 5.13%, 05/01/39	2,285	2,185,671
Capital Trust Agency Inc, RB, Odyssey Charter School Projects, 5.00%, 07/01/49(a)	1,280	1,193,306
Capital Trust Agency, Inc., RB, Series A:
1st Mortgage, Silver Creek St. Augustine Project, 8.25%, 01/01/44(f)(g)	445	258,100
1st Mortgage, Silver Creek St. Augustine Project, 8.25%, 01/01/49(f)(g)	950	551,000
Advantage Academy of Hillsborough Projects, 5.00%, 12/15/49	300	314,922
Advantage Academy of Hillsborough Projects, 5.00%, 12/15/54	260	272,670
Paragon Academy of Technology and Sunshine, 5.75%, 06/01/54(a)	1,925	1,737,312
Renaissance Charter School, Inc., 5.00%, 06/15/49(a)	500	448,240
Silver Creek St. Augustine Project, 5.75%, 01/01/50(f)(g)	570	558,600
Celebration Pointe Community Development District, Special Assessment Bonds:
4.75%, 05/01/24	340	342,615
5.00%, 05/01/34	1,250	1,250,250
Alachua County, 4.00%, 05/01/22(a)	160	159,238

4

Schedule of Investments (unaudited) (continued) March 31, 2020	BlackRock High Yield Municipal Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Florida (continued)
City of Tallahassee Florida, RB, Tallahassee Memorial HealthCare, Inc. Project, Series A, 5.00%, 12/01/55	$2,600	$2,776,202
County of Alachua Florida Health Facilities Authority, RB, Shands Teaching Hospital and Clinics, Series A, 5.00%, 12/01/44	1,720	1,884,673
County of Charlotte Florida IDA, RB, Town & Country Utilities Project, AMT(a):
5.00%, 10/01/34	530	539,985
5.00%, 10/01/49	2,510	2,426,066
County of Collier Florida IDA, Refunding RB, Arlington of Naples Project, Series A, 8.13%, 05/15/44(a)(f)(g)	370	321,261
County of Collier Health Facilities Authority, RB, Moorings, Inc., Series A, 5.00%, 05/01/48	2,090	2,434,390
County of Escambia Health Facilities Authority, Refunding RB, Health Care Facilities Revenue Bond, 4.00%, 08/15/50	6,460	6,793,142
County of Lake Florida, RB, Imagine South Lake Charter School Project(a):
5.00%, 01/15/39	550	537,020
5.00%, 01/15/49	825	762,127
5.00%, 01/15/54	830	747,232
County of Martin Florida Health Facilities Authority, RB, 5.50%, 11/15/21(b)	1,000	1,066,030
County of Miami-Dade Florida IDA, RB, Doral Academy Project, 5.00%, 01/15/48	1,405	1,493,108
County of Osceola Florida Transportation Revenue, Refunding RB:
Series A-1, 4.00%, 10/01/54	2,500	2,732,450
Series A-2, 0.00%, 10/01/50(c)	1,770	599,393
Series A-2, 0.00%, 10/01/51(c)	2,125	690,540
Series A-2, 0.00%, 10/01/52(c)	2,125	663,425
Series A-2, 0.00%, 10/01/53(c)	5,675	1,700,514
Series A-2, 0.00%, 10/01/54(c)	2,125	614,699
County of Palm Beach Florida, RB, Plam Beach Atlantic University Housing Project, 5.00%, 04/01/51(a)	540	518,238
County of Palm Beach Florida Health Facilities Authority, Refunding RB, Sinai Residences Boca Raton Project, 7.50%, 06/01/49	1,000	1,059,870
County of Pinellas IDA, RB, 2017 Foundation for Global Understanding, Inc. Project, 5.00%, 07/01/39	220	236,258

Security	Par (000)	Value

Florida (continued)
County of Seminole Industrial Development Authority, Refunding RB, Legacy Pointe at UCF Project:
5.50%, 11/15/49	$3,025	$2,517,012
5.75%, 11/15/54	2,420	2,035,244
Florida Development Finance Corp., RB:
Renaissance Charter School, Series A, 5.75%, 06/15/29	695	719,436
Renaissance Charter School, Series A, 6.00%, 06/15/34	835	863,582
Renaissance Charter School, Series A, 6.13%, 06/15/44	3,185	3,248,222
Solid Waste Disposal Facility, Waste Pro USA, Inc. Project, AMT, 5.00%, 08/01/29(a)(h)	2,240	2,247,728
Florida Higher Educational Facilities Financial Authority, RB, Jacksonville University Project, Series A-1, 5.00%, 06/01/48(a)	1,730	1,739,913
Greater Orlando Aviation Authority Florida, Refunding RB, Special Purpose, Jetblue Airways Corp. Project, AMT, 5.00%, 11/15/36	2,000	1,909,900
Greeneway Improvement District, RB, Special Assessment Bonds, 5.13%, 05/01/43	1,260	1,137,969
Lakewood Ranch Stewardship District:
Special Assessment Bonds, 3.90%, 05/01/23	275	273,732
Special Assessment Bonds, 4.25%, 05/01/28	535	527,034
Special Assessment Bonds, 5.00%, 05/01/38	1,175	1,189,382
Special Assessment Bonds, 5.10%, 05/01/48	2,545	2,553,068
Special Assessment Bonds, Indigo Expansion Area Project, 3.75%, 05/01/39(a)	570	492,480
Special Assessment Bonds, Indigo Expansion Area Project, 4.00%, 05/01/49(a)	355	296,897
Special Assessment Bonds, Lakewood Centre & NW Sector Projects, 4.95%, 05/01/29(a)	670	684,954
Special Assessment Bonds, Lakewood Centre & NW Sector Projects, 5.50%, 05/01/39(a)	670	701,624
Special Assessment Bonds, Lakewood Centre & NW Sector Projects, 5.65%, 05/01/48(a)	1,125	1,173,532
Special Assessment Bonds, Northeast Sector Project — Phase 1B, 5.30%, 05/01/39	1,090	1,125,589

5

Schedule of Investments (unaudited) (continued) March 31, 2020	BlackRock High Yield Municipal Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Florida (continued)
Special Assessment Bonds, Northeast Sector Project — Phase 1B, 4.75%, 05/01/29	$955	$964,751
Special Assessment Bonds, Northeast Sector Project — Phase 1B, 5.45%, 05/01/48	1,935	1,990,573
Lakewood Ranch Stewardship District Special Assessment Bonds, Refunding, Lakewood Center & New Sector Projects, 8.00%, 05/01/40	515	540,415
Lakewood Ranch Stewardship District Special Assessment Bonds:
Special Assessment Bonds, Lakewood Centre North Projects, 4.25%, 05/01/25	100	99,842
Special Assessment Bonds, Lakewood Centre North Projects, 4.88%, 05/01/35	280	281,890
Special Assessment Bonds, Lakewood Centre North Projects, 4.88%, 05/01/45	580	585,893
Village of Lakewood Ranch Sector Projects, 4.00%, 05/01/21	54	53,719
Village of Lakewood Ranch Sector Projects, 4.25%, 05/01/26	175	173,789
Village of Lakewood Ranch Sector Projects, 5.13%, 05/01/46	1,005	959,363
Mid-Bay Florida Bridge Authority, RB, Springing Lien, Series A, 7.25%, 10/01/21(b)	1,450	1,577,774
Midtown Miami Community Development District, Refunding, Special Assessment Bonds, Series A:
5.00%, 05/01/29	1,745	1,773,409
5.00%, 05/01/37	890	894,940
Pine Island Community Development District, RB, 0.00%, 11/01/24(c)	990	750,093
Santa Rosa Bay Bridge Authority, RB:
6.25%, 07/01/28(f)(g)	352	279,621
(ACA), 6.25%, 07/01/28	58	58,228
Tolomato Community Development District, Refunding, Special Assessment Bonds:
Series A-2, 4.25%, 05/01/37	915	799,179
Convertible CAB, Series A4, 6.61%, 05/01/40(d)	50	43,571
Series 2015-2, 6.61%, 05/01/40(d)	125	76,434
Tolomato Community Development District(f)(g):
Series 1, 6.61%, 05/01/40(d)	205	162,614
Series 3, 6.61%, 05/01/40	135	1

Security	Par (000)	Value

Florida (continued)
Series 3, 6.65%, 05/01/40	$105	$1
Trout Creek Community Development District, Special Assessment Bonds:
5.38%, 05/01/38	670	658,014
5.50%, 05/01/49	1,700	1,614,677
Viera East Community Development District, Refunding, Special Assessment Bonds, 5.00%, 05/01/26	640	678,477
Village Community Development District No. 9, Special Assessment Bonds:
7.00%, 05/01/41	1,270	1,307,503
5.50%, 05/01/42	480	492,269
Village Community Development District No.10, Special Assessment Bonds, 5.13%, 05/01/43	1,550	1,594,872
West Villages Improvement District, Special Assessment Bonds:
4.25%, 05/01/29	400	378,876
4.75%, 05/01/39	885	802,164
5.00%, 05/01/50	1,415	1,250,478

		87,428,288

Georgia — 1.3%
County of Clayton Georgia Development Authority, Refunding RB, Delta Air Lines, Inc. Project, Series A, 8.75%, 06/01/29	635	635,140
County of Gainesville Georgia & Hall Hospital Authority, Refunding RB, Northeast Georgia Health System, Inc. Project, Series A (GTD), 5.50%, 08/15/54	555	634,765
Main Street Natural Gas, Inc., RB, Series A:
5.00%, 05/15/35	1,020	1,170,603
5.00%, 05/15/36	1,020	1,173,571
5.00%, 05/15/37	1,120	1,292,245
5.00%, 05/15/38	615	703,843
5.00%, 05/15/49	2,055	2,412,652
Municipal Electric Authority of Georgia, RB, Plant Vogtle Units 3 & 4 Project:
4.00%, 01/01/49	4,150	4,181,498
Series A, 5.00%, 01/01/49	3,235	3,462,291
Series A, 5.00%, 01/01/59	525	559,860

		16,226,468

Idaho — 0.5%
County of Power Idaho Industrial Development Corp., RB, FMC Corp. Project, 6.45%, 08/01/32	265	265,978

6

Schedule of Investments (unaudited) (continued) March 31, 2020	BlackRock High Yield Municipal Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Idaho (continued)
Idaho Health Facilities Authority, Refunding RB, Madison Hospital Memorial Project:
3.50%, 09/01/33	$375	$332,513
5.00%, 09/01/37	1,000	1,032,050
Idaho Housing & Finance Association, RB(a):
Compass Public Charter School, Inc. Project, Series A, 6.00%, 07/01/39	370	396,399
Compass Public Charter School, Inc. Project, Series A, 6.00%, 07/01/49	595	628,094
Compass Public Charter School, Inc. Project, Series A, 6.00%, 07/01/54	570	601,783
Hayden Canyon Charter School Project, 6.95%, 06/15/55	1,540	1,454,191
Idaho Arts Charter School, Inc., 5.00%, 12/01/46	1,000	1,039,010

		5,750,018

Illinois — 5.5%
Chicago Board of Education, GO, Series H, 5.00%, 12/01/46	725	704,562
Chicago Board of Education, GO, Refunding:
CAB, 0.00%, 12/01/25(c)	590	525,489
Series C, 5.00%, 12/01/30	1,370	1,396,537
Series D, 5.00%, 12/01/31	1,500	1,521,180
Series G, 5.00%, 12/01/44	3,700	3,604,318
, 5.00%, 12/01/29	1,550	1,596,640
, 5.00%, 12/01/30	1,850	1,893,290
Series B, 4.00%, 12/01/35	1,155	1,041,117
Series C, 5.00%, 12/01/25	1,220	1,259,308
Chicago Board of Education, GO, Series A, Dedicated Revenues:
5.00%, 12/01/42	1,570	1,532,556
Series C, 5.25%, 12/01/39	2,250	2,259,968
Series D, 5.00%, 12/01/46	1,010	981,599
Series D, 5.00%, 12/01/46	2,610	2,536,424
Chicago O’Hare International Airport, RB, AMT, 5.00%, 07/01/48	2,000	2,201,220
City of Chicago Illinois, GO, Refunding, Series A, 6.00%, 01/01/38	1,850	1,941,113
Illinois Finance Authority, RB, Lake Forest College, Series A, 6.00%, 10/01/48	1,700	1,836,255
Illinois Finance Authority, Refunding RB:
Illinois Institute Of Technology, 4.00%, 09/01/35	1,000	1,074,670
Illinois Institute Of Technology, 4.00%, 09/01/37	1,000	1,064,960

Security	Par (000)	Value

Illinois (continued)
Illinois Institute Of Technology, 4.00%, 09/01/39	$2,000	$2,109,860
Illinois Institute Of Technology, 4.00%, 09/01/41	1,250	1,311,400
Presence Health Network, Series C, 5.00%, 02/15/36	1,805	2,130,442
Presence Health Network, Series C, 5.00%, 02/15/41	3,000	3,479,250
Rogers Park Montessori School Project, Series 2014, 6.00%, 02/01/34	335	351,395
Rogers Park Montessori School Project, Series 2014, 6.13%, 02/01/45	790	817,089
Metropolitan Pier & Exposition Authority, RB, Series A, McCormick Place Expansion Project:
Bonds, 0.00%, 12/15/56(c)	7,645	1,033,604
Bonds, 5.00%, 06/15/57	4,555	4,420,536
5.50%, 06/15/53	3,925	3,983,325
Metropolitan Pier & Exposition Authority, Refunding RB:
CAB, McCormick Place Expansion Project, Series B (AGM), 0.00%, 06/15/44(c)	3,455	1,472,625
McCormick Place Expansion Project, 4.00%, 06/15/50	3,810	3,431,743
McCormick Place Expansion Project Bonds, Series B, 0.00%, 12/15/54(c)	9,660	1,455,182
Mccormick Place Expansion Project, Series B, 0.00%, 12/15/51(c)	29,275	5,172,892
Quad Cities Regional EDA, Refunding RB, Augustana College, 4.75%, 10/01/32	675	714,278
State of Illinois, GO:
5.00%, 03/01/35	1,095	1,102,501
5.00%, 02/01/39	510	517,992
Series A, 5.00%, 04/01/35	1,460	1,475,359
Series A, 5.00%, 04/01/38	2,190	2,216,149

		66,166,828

Indiana — 1.3%
City of Valparaiso Indiana, RB, Exempt Facilities, Pratt Paper LLC Project, AMT:
6.75%, 01/01/34	525	560,401
7.00%, 01/01/44	1,270	1,360,449

7

Schedule of Investments (unaudited) (continued) March 31, 2020	BlackRock High Yield Municipal Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Indiana (continued)
City of Vincennes Indiana, Refunding RB, Southwest Indiana Regional Youth Village Project, 6.25%, 01/01/29(a)	$2,755	$2,771,778
County of Allen Indiana, RB, StoryPoint Fort Wayne Project, Series A-1(a):
6.63%, 01/15/34	430	446,680
6.75%, 01/15/43	1,220	1,237,495
6.88%, 01/15/52	1,270	1,279,487
Indiana Finance Authority, RB, Private Activity Bond, Ohio River Bridges East End Crossing Project, Series A, AMT:
5.00%, 07/01/44	370	371,935
5.00%, 07/01/48	1,230	1,217,724
5.25%, 01/01/51	2,500	2,534,650
Indiana Finance Authority, Refunding RB, Marquette Project, 5.00%, 03/01/39	725	741,465
Indiana Housing & Community Development Authority, RB, Lake Meadows Assisted Living Project, Series A, 5.00%, 01/01/39(a)	2,040	1,784,979
Town of Chesterton Indiana, RB, StoryPoint Chesterton Project, Series A-1, 6.38%, 01/15/51(a)	1,745	1,665,498

		15,972,541

Iowa — 1.0%
Iowa Finance Authority, Refunding RB, Iowa Fertilizer Co. Project:
3.13%, 12/01/22	3,705	3,601,482
5.25%, 12/01/50(h)	595	605,954
Iowa Tobacco Settlement Authority, Refunding RB, Series C:
Asset-Backed, 5.50%, 06/01/42	2,030	1,938,528
5.38%, 06/01/38	3,075	2,936,810
State of Iowa Finance Authority, RB, Lifespace Communities, Series A, 5.00%, 05/15/48	2,360	2,347,704

		11,430,478

Kentucky — 0.3%
Kentucky Economic Development Finance Authority, Refunding RB, Norton Healthcare, Inc., Series B (NPFGC), 0.00%, 10/01/24(c)	250	227,920

Security	Par (000)	Value

Kentucky (continued)
Kentucky Public Transportation Infrastructure Authority, RB, 6.00%, 07/01/53	$3,000	$3,214,920

		3,442,840

Louisiana — 0.8%
Calcasieu Parish Memorial Hospital Service District, Refunding RB, Lake Charles Memorial Hospital Project, 5.00%, 12/01/34	265	284,496
Juban Crossing Economic Development District, Refunding RB, General Infrastructure Project, Series C, 7.00%, 09/15/44(a)	3,095	2,712,365
Louisiana Local Government Environmental Facilities & Community Development Authority, RB:
S/F Housing, University of Louisiana Monroe Project, 5.00%, 07/01/54(a)	1,990	1,850,959
Westlake Chemical Corp., Series A-2, 6.50%, 11/01/35	1,630	1,632,266
Louisiana Public Facilities Authority, RB:
Belle Chasse Educational Foundation Project, 6.75%, 05/01/21(b)	645	682,700
Young Audiences Charter School Project, Series A, 5.00%, 04/01/49(a)	500	435,485
Parish of St. John the Baptist Louisiana, Refunding RB, Marathon Oil Corporation Project(h):
2.10%, 06/01/37	1,220	1,046,126
2.20%, 06/01/37	1,280	1,020,646

		9,665,043

Maine — 0.1%
Maine Health & Higher Educational Facilities Authority, RB, Maine General Medical Center, 6.75%, 07/01/41	1,075	1,110,862

Maryland — 1.2%
City of Baltimore Maryland, Refunding RB, East Baltimore Research Park Project, 4.00%, 09/01/27	325	320,483
County of Frederick Maryland, Tax Allocation Bonds, Jefferson Technology Park Project, Series B, 7.13%, 07/01/43(a)	2,880	2,540,016
Maryland EDC, RB, Purple Line Light Rail Project, AMT, 5.00%, 03/31/51	3,135	3,505,494

8

Schedule of Investments (unaudited) (continued) March 31, 2020	BlackRock High Yield Municipal Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Maryland (continued)
Maryland EDC, Refunding RB, University of Maryland Project, 5.00%, 07/01/39	$950	$1,049,436
Maryland Health & Higher Educational Facilities Authority, RB, Legends Charter School Project, 7.00%, 03/01/55(a)	8,165	6,789,116

		14,204,545

Massachusetts — 1.5%
Massachusetts Development Finance Agency, RB:
Boston Medical Center, Series D, 4.00%, 07/01/45	715	731,195
Boston Medical Center, Series D, 5.00%, 07/01/44	3,865	4,154,682
Linden Ponds, Inc. Facility, Series B, 0.00%, 11/15/56(c)	94	23,402
UMass Boston Student Housing Project, 5.00%, 10/01/41	2,500	2,612,500
Massachusetts Development Finance Agency, Refunding RB:
New Bridge Charles, Inc., 4.00%, 10/01/32(a)	355	344,787
New Bridge Charles, Inc., 4.13%, 10/01/42(a)	855	783,069
New Bridge Charles, Inc., 5.00%, 10/01/57(a)	570	551,372
Series A, 5.00%, 07/01/38	1,200	1,386,504
Series A, 5.00%, 07/01/39	3,055	3,515,602
Series A, 5.00%, 07/01/44	3,750	4,230,825
Tufts Medical Center, Series I, 6.75%, 01/01/21(b)	205	213,917

		18,547,855

Michigan — 0.6%
Advanced Technology Academy, Refunding RB:
3.50%, 11/01/24	300	289,332
3.88%, 11/01/29	150	133,877
5.00%, 11/01/34	400	380,596
5.00%, 11/01/44	160	141,547
City of Detroit Michigan, GO:
5.00%, 04/01/34	485	502,286
5.00%, 04/01/35	485	502,324
5.00%, 04/01/36	340	352,175
5.00%, 04/01/37	545	564,560
5.00%, 04/01/38	240	248,316
Kentwood EDC, Refunding RB, Limited Obligation, Holland Home, 5.63%, 11/15/41	1,000	1,016,140

Security	Par (000)	Value

Michigan (continued)
Michigan Finance Authority, RB, Detroit Water & Sewage Disposal System, Senior Lien, Series 2014 C-2, AMT, 5.00%, 07/01/44	$350	$370,885
Michigan Finance Authority, Refunding RB, Detroit Water & Sewage Department Project, Senior Lien, Series C-1, 5.00%, 07/01/44	800	847,208
Michigan Strategic Fund, RB, I-75 Improvement Projects, AMT, 5.00%, 06/30/48	2,030	2,373,293

		7,722,539

Minnesota — 1.0%
City of Cologne Minnesota Charter School, LRB, Cologne Academy Project, Series A, 5.00%, 07/01/45	2,065	2,008,419
City of Deephaven Minnesota, Refunding RB, Eagle Ridge Academy Project, Series A, 5.25%, 07/01/40	500	505,140
City of Minneapolis, RB, Northeast College Prep Project, Series A, 5.00%, 07/01/55	1,405	1,174,130
City of St. Paul Minnesota Housing & Redevelopment Authority, RB, Twin Cities German Immersion School Project:
5.00%, 07/01/49	555	533,899
5.00%, 07/01/55	870	829,319
Duluth Economic Development Authority, Refunding RB, Essentia Health Obligated Group, Series A:
4.25%, 02/15/48	1,925	2,069,086
5.25%, 02/15/53	3,850	4,448,213
St. Paul Housing & Redevelopment Authority, RB, Nova Classical Academy, Series A, 6.63%, 09/01/21(b)	500	538,215

		12,106,421

Missouri — 1.1%
City of St. Louis Missouri IDA, Refunding RB, BallPark Village Development Project, Series A:
4.38%, 11/15/35	1,020	1,012,370
4.75%, 11/15/47	1,135	1,117,669
Kansas City Land Clearance Redevelopment Authority, Tax Allocation Bonds(a):
4.38%, 02/01/31	3,245	3,162,512
5.00%, 02/01/40	1,240	1,248,358

9

Schedule of Investments (unaudited) (continued) March 31, 2020	BlackRock High Yield Municipal Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Missouri (continued)
Kansas City Missouri IDA, Refunding RB, Kansas City United Methodist Church(a)(f)(g):
5.75%, 11/15/36	$1,350	$1,078,755
6.00%, 11/15/51	110	72,710
Poplar Bluff Regional Transportation Development District, RB, 4.75%, 12/01/42	2,200	2,333,452
State of Missouri Health & Educational Facilities Authority, Refunding RB, St. Lukes Health Syatem, Series A, 4.00%, 11/15/48	3,650	3,818,630

		13,844,456

Nebraska — 0.7%
Central Plains Energy Project, RB, Gas Project No. 3, 5.00%, 09/01/42	780	816,652
Central Plains Nebraska Energy Project, Refunding RB, Gas Project No. 3, Series A, 5.00%, 09/01/42	6,090	7,382,785

		8,199,437

Nevada — 0.1%
County of Clark Nevada, Refunding, Special Assessment, Special Improvement District No. 142, Mountain’s Edge:
4.00%, 08/01/22	565	598,877
4.00%, 08/01/23	350	370,818

		969,695

New Hampshire — 0.8%
New Hampshire Business Finance Authority, Refunding RB, Resource Recovery, Covanta Project(a):
Series B, 4.63%, 11/01/42	4,650	4,742,116
Series C, AMT, 4.88%, 11/01/42	2,515	2,585,269
New Hampshire Business Finance Authority, RB, The Vista Project, Series A(a):
5.25%, 07/01/39	910	894,212
5.63%, 07/01/46	605	602,979
5.75%, 07/01/54	1,210	1,209,879

		10,034,455

New Jersey — 7.1%
Casino Reinvestment Development Authority, Inc., Refunding RB, 5.25%, 11/01/44	5,750	6,268,190
County of Essex New Jersey Improvement Authority, RB, AMT, 5.25%, 07/01/45(a)	1,155	1,160,971

Security	Par (000)	Value

New Jersey (continued)
County of Gloucester New Jersey Pollution Control Financing Authority, Refunding RB, Keystone Urban Renewal Project, Series A, AMT, 5.00%, 12/01/24	$1,390	$1,438,400
New Jersey EDA, ARB, Continental Airlines, Inc. Project, 5.13%, 09/15/23	1,965	1,924,383
New Jersey EDA, RB:
Continental Airlines, Inc. Project, AMT, 5.25%, 09/15/29	840	816,262
Friends of Vineland Public Charter School Projects, Series A, 5.25%, 11/01/54(a)	3,955	3,188,482
Goethals Bridge Replacement Project, AMT, Private Activity Bond, 5.38%, 01/01/43	1,360	1,479,598
Kapkowski Road Landfill Project, Series B, AMT, 6.50%, 04/01/31	2,880	3,042,058
Provident Group-Kean Properties, Series A, 5.00%, 07/01/32	235	271,568
Provident Group-Kean Properties, Series A, 5.00%, 07/01/37	375	425,696
School Facilities Construction, Series EEE, 5.00%, 06/15/43	5,550	5,905,755
State House Project, Series B, Remark 10, 5.00%, 06/15/43	3,755	3,995,696
Team Academy Charter School Project, 6.00%, 10/01/43	970	1,087,108
Transit transportation Project, 4.00%, 11/01/38	1,455	1,415,511
Transit transportation Project, 4.00%, 11/01/39	1,165	1,129,561
New Jersey EDA, Refunding RB, Series MMM, 4.00%, 06/15/36	5,000	4,940,500
New Jersey Health Care Facilities Financing Authority, Refunding RB, Princeton HealthCare System:
5.00%, 07/01/32	1,140	1,340,321
5.00%, 07/01/33	1,450	1,701,401
New Jersey Transportation Trust Fund Authority, RB:
Transportation Program Bonds, Series S, 5.25%, 06/15/43	4,095	4,432,838
Series BB, 4.00%, 06/15/50	10,940	10,535,876
Series BB, 5.00%, 06/15/50	8,560	9,128,812
Transportation Program, Series AA, 5.25%, 06/15/41	1,265	1,332,817
Transportation Program, Series AA, 5.00%, 06/15/44	1,005	1,038,758
New Jersey Transportation Trust Fund Authority, Refunding RB, Transportation System, Series A, 5.00%, 12/15/36	1,195	1,278,877

10

Schedule of Investments (unaudited) (continued) March 31, 2020	BlackRock High Yield Municipal Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

New Jersey (continued)
South Jersey Port Corp., RB, Sub-Marine Terminal, Series B, AMT, 5.00%, 01/01/36	$575	$628,515
Tobacco Settlement Financing Corp., Refunding RB:
Series A, 5.25%, 06/01/46	900	924,210
Sub-Series B, 5.00%, 06/01/46	14,895	14,895,000

		85,727,164

New Mexico — 0.2%
New Mexico Hospital Equipment Loan Council, Refunding RB, Gerald Champion Regional Medical Center Project, 5.50%, 07/01/42	2,030	2,174,313

New York — 5.8%
Build NYC Resource Corp., Refunding RB, Pratt Paper, Inc. Project, AMT, 5.00%, 01/01/35(a)	1,215	1,325,237
Chautauqua Tobacco Asset Securitization Corp., Refunding RB, 5.00%, 06/01/48	4,475	3,949,366
Counties of New York Tobacco Trust II, RB, Settlement Pass-Through, 5.75%, 06/01/43	485	486,373
Counties of New York Tobacco Trust IV, Refunding RB, Settlement Pass-Through Turbo, Series A:
6.25%, 06/01/41(a)	8,100	8,104,536
5.00%, 06/01/42	4,520	4,073,740
5.00%, 06/01/45	1,695	1,500,245
Counties of New York Tobacco Trust VI, Refunding RB, Tobacco Settlement Pass-Through, Series A-2B:
5.00%, 06/01/45	4,010	3,791,655
5.00%, 06/01/51	6,865	6,296,029
County of Dutchess New York Industrial Development Agency, Refunding RB, Bard College Civic Facility, Series A-1, 5.00%, 08/01/46	850	689,214
County of Westchester New York Healthcare Corp., RB, Senior Lien, Series A, 5.00%, 11/01/44	1,348	1,438,307
County of Westchester New York Local Development Corp., Refunding RB, Westchester Medical Center Obligation, 5.00%, 11/01/46	4,495	4,827,585
Erie Tobacco Asset Securitization Corp., Refunding RB, Asset-Backed, Series A, 5.00%, 06/01/45	3,210	3,030,721
New York Liberty Development Corp., Refunding RB, 3 World Trade Center Project(a):
Class 1, 5.00%, 11/15/44	7,365	7,491,015

Security	Par (000)	Value

New York (continued)
Class 2, 5.15%, 11/15/34	$450	$455,531
Class 2, 5.38%, 11/15/40	1,070	1,100,955
New York Transportation Development Corp., ARB, LaGuardia Airport Terminal B Redevelopment Project, Series A, AMT, 5.25%, 01/01/50	3,000	3,115,200
New York Transportation Development Corp., RB, AMT, 4.00%, 01/01/36	5,000	4,225,850
New York Transportation Development Corp., Refunding ARB, American Airlines, Inc., AMT:
5.00%, 08/01/26	2,730	2,707,123
5.00%, 08/01/31	6,435	6,347,162
Niagara Area Development Corp., Refunding RB, Covanta Project, Series A, AMT, 4.75%, 11/01/42(a)	530	542,487
Rockland Tobacco Asset Securitization Corp., RB, Asset-Backed, 5.75%, 08/15/43	690	691,214
State of New York Dormitory Authority, Refunding RB, Orange Regional Medical Center(a):
5.00%, 12/01/33	590	675,403
5.00%, 12/01/35	785	889,295
Westchester Tobacco Asset Securitization Corp., Refunding RB, Tobacco Settlement Bonds, Sub-Series C:
4.00%, 06/01/42	965	852,182
5.13%, 06/01/51	2,000	1,906,200

		70,512,625

North Carolina — 0.4%
North Carolina Department of Transportation, RB, AMT, I-77 Hot Lanes Project, 5.00%, 06/30/54	1,385	1,551,962
North Carolina Turnpike Authority, RB, Senior Lien, Triangle Express Way System, 4.00%, 01/01/55	3,000	3,052,860

		4,604,822

North Dakota — 0.2%
County of Cass North Dakota, Refunding RB, Essentia Health Obligated Group, Series B, 5.25%, 02/15/58	1,785	2,061,854

Ohio — 3.4%
Buckeye Tobacco Settlement Financing Authority, Refunding RB, Senior, Class 2, Series B-2, 5.00%, 06/01/55	25,865	23,137,536

11

Schedule of Investments (unaudited) (continued) March 31, 2020	BlackRock High Yield Municipal Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Ohio (continued)
County of Butler Port Authority, RB, Series A-1(a):
Storypoint Fairfield Project, 6.25%, 01/15/34	$1,575	$1,590,277
StoryPoint Fairfield Project, 6.38%, 01/15/43	840	822,738
County of Hamilton Ohio, Refunding RB, Improvement-Life Enriching Communities, 5.00%, 01/01/46	1,435	1,375,978
Franklin County Convention Facilities Authority, RB, Greater Columbus Convention Center:
5.00%, 12/01/44	1,800	1,491,030
5.00%, 12/01/51	4,000	3,209,360
Hickory Chase Community Authority, Refunding RB, Hickory Chase Project, 5.00%, 12/01/40(a)	1,890	2,013,814
Ohio Air Quality Development Authority, RB, AMG Vanadium Project, AMT, 5.00%, 07/01/49(a)	5,000	4,850,300
Port of Greater Cincinnati Development Authority, RB, AHA-Colonial Village Athens Garden, 5.25%, 12/01/50	740	437,392
State of Ohio, RB, Portsmouth Bypass Project, AMT, 5.00%, 06/30/53	2,410	2,674,040

		41,602,465

Oklahoma — 1.2%
County of Tulsa Oklahoma Industrial Authority, Refunding RB, Montereau, Inc. Project, 5.25%, 11/15/37	1,050	1,088,504
Norman Regional Hospital Authority, RB, Norman Regional Hospital Authority, 4.00%, 09/01/45	3,565	3,237,483
Oklahoma Development Finance Authority, RB, OU Medicine Project, Series B:
5.00%, 08/15/38	4,585	5,233,869
5.25%, 08/15/43	4,130	4,710,100

		14,269,956

Oregon — 0.1%
State of Oregon Facilities Authority, RB, Howard Street Charter School Project, Series A(a):
5.00%, 06/15/49	915	770,641

Security	Par (000)	Value

Oregon (continued)
5.25%, 06/15/55	$505	$433,401

		1,204,042

Pennsylvania — 1.7%
Allentown Neighborhood Improvement Zone Development Authority, Refunding RB, Series A:
5.00%, 05/01/35	1,185	1,249,429
5.00%, 05/01/42	2,730	2,857,709
County of Lehigh Pennsylvania General Purpose Authority, Refunding RB, Bible Fellowship Church Homes, 5.13%, 07/01/32	745	750,863
County of Montgomery Higher Education & Health Authority, Refunding RB, Thomas Jefferson University, Series A, 4.00%, 09/01/49	880	906,391
County of Montgomery Pennsylvania IDA, RB, Foulkeways Gwynedd Project, 5.00%, 12/01/46	1,470	1,521,347
County of Montgomery Pennsylvania IDA, Refunding RB, Whitemarsh Continuing Care Retirement Community Project, 5.38%, 01/01/50	1,865	1,875,500
County of Northampton Pennsylvania IDA, Tax Allocation Bonds, Route 33 Project, 7.00%, 07/01/32	1,180	1,169,710
East Hempfield Township Pennsylvania IDA, RB:
5.00%, 07/01/34	1,000	1,113,650
5.00%, 07/01/46	1,750	1,906,310
Pennsylvania Economic Development Financing Authority, RB:
AMT, 5.00%, 06/30/42	895	974,718
U.S. Airways Group, Series A, 7.50%, 05/01/20	1,200	1,198,536
Pennsylvania Economic Development Financing Authority, Refunding RB, National Gypsum Co., AMT, 5.50%, 11/01/44	5,390	4,969,203

		20,493,366

Puerto Rico — 11.5%
Children’s Trust Fund, RB(c):
Series A, 0.00%, 05/15/57	63,950	3,142,503
Series B, 0.00%, 05/15/57	64,975	2,177,962
Children’s Trust Fund, Refunding RB, Series B, 0.00%, 05/15/55(c)	2,000	147,580
Commonwealth of 90sPuerto Rico, GO:
, Series C, 6.50%, 07/01/40(f)(g)	400	272,914

12

Schedule of Investments (unaudited) (continued) March 31, 2020	BlackRock High Yield Municipal Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Puerto Rico (continued)
Public Improvement, Series A, 5.50%, 07/01/26	$1,000	$626,000
Public Improvement, Series A, 5.25%, 07/01/22(f)(g)	335	227,928
Public Improvement, Series A, 5.13%, 07/01/31(f)(g)	215	146,282
Public Improvement, Series B, 5.25%, 07/01/17(f)(g)	1,060	632,874
Commonwealth of Puerto Rico, GO, Refunding(f)(g):
Public Improvement, Series A, 5.50%, 07/01/39	4,285	2,682,410
Public Improvement, Series A, 5.00%, 07/01/41	2,565	1,558,237
Public Improvement, Series C, 6.00%, 07/01/39	168	114,624
Series A, 5.50%, 07/01/18	200	119,410
Series A, 6.50%, 07/01/40	2,610	1,780,761
Series A, 5.75%, 07/01/41	385	277,200
Series A, 8.00%, 07/01/35	15,486	9,338,646
Commonwealth of Puerto Rico, GO, Public Improvements, Refunding(f)(g):
Series A, 5.00%, 07/01/23	1,250	850,478
Series A, 6.00%, 07/01/38	1,210	825,564
Public Improvement, Series A, 5.25%, 07/01/16	1,135	677,653
Commonwealth of Puerto Rico Aqueduct & Sewer Authority, RB, Senior Lien, Series A:
5.00%, 07/01/33	130	122,248
5.13%, 07/01/37	395	371,016
5.75%, 07/01/37	5,575	5,445,270
5.25%, 07/01/42	5,590	5,309,606
Commonwealth of Puerto Rico Aqueduct & Sewer Authority, Refunding RB, Senior Lien, Series A:
6.00%, 07/01/38	4,575	4,609,175
6.00%, 07/01/44	1,960	1,959,941
Puerto Rico Electric Power Authority, Series 2013-A(h):
5.40%, 01/01/20	208	161,988
7.50%, 01/01/20	3,430	2,492,086
Puerto Rico Electric Power Authority, RB(f)(g):
7.00%, 07/01/33	8,735	6,346,589
7.00%, 07/01/43	775	563,092
Series 2013A, 7.25%, 07/01/30	250	181,643
Series A, 5.00%, 07/01/29	1,500	1,062,795
Series A, 6.75%, 07/01/36	2,665	1,936,309
Series A, 7.00%, 07/01/40	1,000	726,570

Security	Par (000)	Value

Puerto Rico (continued)
Series A, 5.00%, 07/01/42	$2,315	$1,640,247
Series A-3, 10.00%, 07/01/19	747	636,488
Series B-3, 10.00%, 07/01/19	748	636,488
Series C-1, 5.40%, 01/01/18	2,054	1,602,257
Series C-2, 5.40%, 07/01/18	2,054	1,602,516
Series C-4, 5.40%, 07/01/20	208	161,988
Series CCC, 5.00%, 07/01/22	715	506,599
Series CCC, 5.00%, 07/01/25	620	439,289
Series CCC, 5.25%, 07/01/26	590	418,033
Series CCC, 5.25%, 07/01/28	340	240,900
Series TT, 5.00%, 07/01/25	3,270	2,316,893
Series TT, 5.00%, 07/01/26	455	322,381
Series TT, 5.00%, 07/01/32	380	269,241
Series WW, 5.50%, 07/01/17	475	372,281
Series WW, 5.50%, 07/01/19	415	325,256
Series WW, 5.50%, 07/01/19	335	262,556
Series WW, 5.38%, 07/01/24	815	577,452
Series WW, 5.25%, 07/01/25	1,940	1,374,548
Series WW, 5.25%, 07/01/33	315	223,187
Series WW, 5.50%, 07/01/38	415	294,040
Series XX, 5.25%, 07/01/27	230	162,962
Series XX, 5.25%, 07/01/35	705	499,514
Series XX, 5.75%, 07/01/36	200	141,706
Series XX, 5.25%, 07/01/40	8,385	5,941,024
Puerto Rico Electric Power Authority, Refunding RB:
Series AAA, 5.25%, 07/01/22(f)(g)	765	542,025
Series AAA, 5.25%, 07/01/24(f)(g)	170	120,450
Series AAA, 5.25%, 07/01/28(f)(g)	1,655	1,172,617
Series AAA, 5.25%, 07/01/29(f)(g)	190	134,621
Series UU, 1.16%, 07/01/17(f)(g)(h)	140	91,000
Series UU, 3.47%, 07/01/17(h)	2,520	1,839,600
Series UU, 1.00%, 07/01/18(f)(g)(h)	125	81,250
Series UU, 1.32%, 07/01/20(f)(g)(h)	1,135	828,550
Series UU, 1.66%, 07/01/31(f)(g)(i)	1,345	981,850
Series ZZ, 5.00%, 07/01/17(f)(g)	330	258,638
Series ZZ, 5.25%, 07/01/19(f)(g)	1,050	822,938
Series ZZ, 5.25%, 07/01/21(f)(g)	90	63,768
Series ZZ, 5.25%, 07/01/24(f)(g)	705	499,514
Series ZZ, 5.25%, 07/01/25(f)(g)	265	187,760
Series ZZ, 5.25%, 07/01/26(f)(g)	85	60,225
Series ZZ, 5.00%, 07/01/28(f)(g)	345	244,443
Puerto Rico Public Buildings Authority, Refunding RB, Government Facilities(f)(g):
Series F (GTD), 5.25%, 07/01/24	1,495	1,281,963
Series G (GTD), 4.75%, 07/01/32	1,230	1,054,725
Series M (GTD), 6.25%, 07/01/31	2,000	1,772,880

13

Schedule of Investments (unaudited) (continued) March 31, 2020	BlackRock High Yield Municipal Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Puerto Rico (continued)
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, RB, Restructured:
CAB, Series A-1, 0.00%, 07/01/29(c)	$397	$267,800
CAB, Series A-1, 0.00%, 07/01/31(c)	615	379,953
CAB, Series A-1, 0.00%, 07/01/33(c)	679	372,167
CAB, Series A-1, 0.00%, 07/01/46(c)	21,336	5,003,505
CAB, Series A-1, 0.00%, 07/01/51(c)	17,732	3,035,718
Series A-1, 4.75%, 07/01/53	13,960	13,281,125
Series A-1, 5.00%, 07/01/58	10,102	9,826,013
Series A-2, 4.33%, 07/01/40	6,619	6,085,575
Series A-2, 4.78%, 07/01/58	9,261	8,677,557
Series A-2, 4.54%, 07/01/53	1,564	1,417,359
Series B-1, 0.00%, 07/01/46(c)	2,066	482,700

		138,723,489

Rhode Island — 1.6%
Tobacco Settlement Financing Corp., Refunding RB:
Series A, 5.00%, 06/01/35	1,005	1,082,666
Series A, 5.00%, 06/01/40	5,500	5,775,385
Series B, 4.50%, 06/01/45	6,350	6,546,405
Series B, 5.00%, 06/01/50	5,650	5,966,231

		19,370,687

South Carolina — 2.2%
South Carolina Jobs EDA, Refunding RB, Prisma Health Obligated Group, Series A, 5.00%, 05/01/48	5,825	6,646,733
South Carolina Jobs-Economic Development Authority, RB, The Woodlands at Furman Project, Series A:
5.00%, 11/15/42	585	562,390
5.00%, 11/15/54	280	258,389
South Carolina Jobs-Economic Development Authority, Refunding RB, The Woodlands at Furman, 4.00%, 11/15/27	755	727,118
State of South Carolina Public Service Authority, RB, Series E, 5.50%, 12/01/53	3,475	3,781,286

Security	Par (000)	Value

South Carolina (continued)
State of South Carolina Public Service Authority, Refunding RB, Series A, 5.00%, 12/01/50	$13,005	$14,011,587

		25,987,503

Tennessee — 1.1%
City of Chattanooga Health Educational & Housing Facility Board, Refunding RB, Commonspirit Health, Series A, 4.00%, 08/01/44	410	402,280
County of Knox Health Educational & Housing Facility Board, Refunding RB, University Health System, Inc., 5.00%, 04/01/36	560	647,898
County of Memphis-Shelby Tennessee Industrial Development Board, Refunding, Tax Allocation Bonds, Senior Tax Increment, Graceland Project, Series A:
5.50%, 07/01/37	1,650	1,659,586
5.63%, 01/01/46	1,875	1,825,331
County of Nashville & Davidson Metropolitan Government Health & Educational Facilities Board, RB, Vanderbilt University Medical Center, Series A, 5.00%, 07/01/40	925	1,022,957
County of Nashville & Davidson Metropolitan Government Health & Educational Facilities Board, Refunding RB, Lipscomb University Project, Series A:
4.00%, 10/01/49	1,635	1,740,180
5.25%, 10/01/58	3,335	3,930,464
County of Shelby Health Educational & Housing Facilities Board, RB, The Farms at Bailey Station Project, 5.75%, 10/01/49	2,485	1,946,327
Nashville Metropolitan Development & Housing Agency, Tax Allocation Bonds, Tax Increment Development Revenue Fifth+Broadway Development Project, 5.13%, 06/01/36(a)	500	491,590

		13,666,613

Texas — 6.4%
Arlington Higher Education Finance Corp., RB:
Austin Discovery School, Inc., 5.63%, 08/15/54(a)	6,260	5,243,689
Series A, 5.88%, 03/01/24	425	426,165
Wayside Schools, Series A, 4.63%, 08/15/46	830	722,540

14

Schedule of Investments (unaudited) (continued) March 31, 2020	BlackRock High Yield Municipal Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Texas (continued)
Central Texas Regional Mobility Authority, Refunding RB, CAB(c):
0.00%, 01/01/28	$3,000	$2,392,950
0.00%, 01/01/29	500	381,900
0.00%, 01/01/30	1,330	970,435
0.00%, 01/01/31	4,000	2,787,440
City of Houston Texas Airport System, Refunding ARB, AMT:
Special Facilities, Continental Airlines, Inc., Series A, 6.63%, 07/15/38	1,110	1,126,417
United Airlines, Inc. Terminal E Project, 5.00%, 07/01/29	1,000	975,980
United Airlines, Inc., Airport Improvement Projects, Series C, 5.00%, 07/15/20	825	824,934
United Airlines, Inc., 5.00%, 07/15/28	2,725	2,691,346
County of Bexar Texas Health Facilities Development Corp., RB, Army Retirement Residence Project, 6.20%, 07/01/20(b)	1,320	1,336,012
County of Brazoria Industrial Development Corp., RB, Gladieux Metals Recycling, AMT, 7.00%, 03/01/39	1,610	1,662,840
County of Fort Bend Texas Industrial Development Corp., RB, NRG Energy Inc. Project, Series B, 4.75%, 11/01/42	3,380	3,553,766
County of Harris Texas Cultural Education Facilities Finance Corp., Refunding, MRB, Brazos Presbyterian Homes, Inc. Project, Series A:
5.00%, 01/01/38	510	513,845
5.00%, 01/01/43	520	519,667
5.13%, 01/01/48	1,535	1,520,847
County of Harris Texas Houston Sports Authority, Refunding RB, CAB, Senior Lien, Series G (NPFGC), 0.00%, 11/15/41(c)	350	138,677
County of Hemphill Hospital District, GOL:
4.63%, 02/01/39	1,500	1,322,325
4.75%, 02/01/45	2,500	2,132,000
County of Tarrant Texas Cultural Education Facilities Finance Corp., RB:
Christus Health, Series B, 5.00%, 07/01/48	8,560	9,586,173
Stayton at Museum Way, Series A, 5.75%, 12/01/54	849	739,552

Security	Par (000)	Value

Texas (continued)
Houston Higher Education Finance Corp., RB, Cosmos Foundation, Inc., 6.50%, 05/15/21(b)	$535	$567,057
Mission EDC, Refunding RB, Senior Lien, NatGasoline Project, AMT, 4.63%, 10/01/31(a)	1,500	1,548,855
New Hope Cultural Education Facilities Corp., RB, Stephenville LLC Tarleton State University Project:
5.88%, 04/01/36	890	972,912
6.00%, 04/01/45	1,355	1,475,609
New Hope Cultural Education Facilities Finance Corp., RB, Beta Academy(a):
5.00%, 08/15/39	420	413,238
5.00%, 08/15/49	825	766,392
New Hope Cultural Education Facilities Finance Corp., Refunding RB, Series A, Jubilee Academic(a):
Center, 5.00%, 08/15/46	695	584,710
5.00%, 08/15/36	2,520	2,300,080
Newark Higher Education Finance Corp., RB:
Austin Achieve Public School, Inc., 5.00%, 06/15/48	1,500	1,419,570
Series A, 5.50%, 08/15/35(a)	375	415,200
Series A, 5.75%, 08/15/45(a)	735	794,645
Port Beaumont Navigation District, Refunding RB, Jefferson Gulf Coast, AMT(a):
3.63%, 01/01/35	1,665	1,356,625
4.00%, 01/01/50	3,600	2,646,936
Red River Health Facilities Development Corp., First MRB, Project:
Eden Home, Inc., 7.25%, 12/15/42(f)(g)	1,330	879,883
Wichita Falls Retirement Foundation, 5.13%, 01/01/41	600	601,956
Texas Private Activity Bond Surface Transportation Corp., RB:
Segment 3C Project, AMT, 5.00%, 06/30/58	9,060	9,664,211
Senior Lien, LBJ Infrastructure Group LLC, 7.00%, 06/30/40	1,000	1,007,130
Texas Transportation Commission, RB, CAB, First Tier Toll Revenue(c):
0.00%, 08/01/46	2,580	750,548
0.00%, 08/01/47	3,850	1,065,565
0.00%, 08/01/48	4,070	1,072,038
0.00%, 08/01/49	3,825	958,660
0.00%, 08/01/50	5,485	1,301,974
0.00%, 08/01/51	3,230	727,654
0.00%, 08/01/52	3,230	690,057

15

Schedule of Investments (unaudited) (continued) March 31, 2020	BlackRock High Yield Municipal Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Texas (continued)
0.00%, 08/01/53	$290	$58,853
Town of Flower Mound Texas, Special Assessment Bonds, 6.50%, 09/01/36	1,500	1,489,110

		77,098,968

Utah — 0.2%
State of Utah Charter School Finance Authority, Refunding RB, 6.75%, 10/15/43	2,050	2,052,358

Vermont — 0.2%
East Central Vermont Telecommunications District, RB, Series A, 4.75%, 12/01/40(a)	2,850	2,457,669

Virginia — 1.3%
County of Hanover Virginia EDA, Refunding RB, Residential Care Facility, Covenant Woods, Series A, 5.00%, 07/01/47	1,015	963,428
Lower Magnolia Green Community Development Authority, Special Assessment Bonds(a):
5.00%, 03/01/35	490	483,958
5.00%, 03/01/45	505	465,358
Mosaic District Community Development Authority, Special Assessment, Series A:
6.63%, 03/01/26	515	519,748
6.88%, 03/01/36	450	453,965
Norfolk Redevelopment & Housing Authority, RB, Fort Norfolk Retirement Community, Inc. — Harbor’s Edge Project, Series A:
5.00%, 01/01/49	1,250	1,234,913
5.25%, 01/01/54	3,750	3,779,512
Salem EDA, Refunding RB, 4.00%, 04/01/45	830	900,260
Virginia Beach Development Authority, Refunding RB, Westminster-Canterbury on Chesapeake Bay, 4.00%, 09/01/48	2,885	3,010,555
Virginia College Building Authority, RB, Green Bond, Marymount University Project, Series B, 5.00%, 07/01/45(a)	535	524,412

Security	Par (000)	Value

Virginia (continued)
Virginia Small Business Financing Authority, RB, Senior Lien, Elizabeth River Crossings OpCo LLC Project, AMT, 6.00%, 01/01/37	$3,360	$3,577,694

		15,913,803

Washington — 0.5%
County of King Washington Public Hospital District No. 4, GO, Refunding, Snoqualmie Valley Hospital, 7.00%, 12/01/40	545	552,875
Greater Wenatchee Regional Events Center Public Facilities District, Refunding RB, Series A, 5.50%, 09/01/42	1,005	923,022
Washington Health Care Facilities Authority, Refunding RB, Commonspirit Health, Series A, 4.00%, 08/01/44	885	868,335
Washington State Housing Finance Commission, Refunding RB(a):
5.75%, 01/01/35	355	365,700
6.00%, 01/01/45	940	962,457
Horizon House Project, 5.00%, 01/01/48	2,410	2,493,386

		6,165,775

Wisconsin — 3.1%
Public Finance Authority, RB:
21st Century Public Academy Project, Series A, 5.00%, 06/01/40(a)	750	692,557
21st Century Public Academy Project, Series A, 5.00%, 06/01/49(a)	1,340	1,169,110
Alabama Proton Therapy Center, Series A, 6.25%, 10/01/31(a)	910	930,156
Alabama Proton Therapy Center, Series A, 7.00%, 10/01/47(a)	910	924,387
American Preparatory Academy — Las Vegas Project, Series A, 5.38%, 07/15/47(a)	1,595	1,475,455
Delray Beach Radiation Therapy, 6.85%, 11/01/46(a)	1,325	1,383,658
Delray Beach Radiation Therapy, 7.00%, 11/01/46(a)	805	847,110
Gray Collegiate Academy Project, 5.63%, 06/15/49(a)	6,000	4,899,720
Minnesota College of Osteopathic Medicine, Series A-1, 5.50%, 12/01/48(a)(f)(g)	38	30,716
Piedmont Community Charter School, 5.00%, 06/15/39	310	347,402

16

Schedule of Investments (unaudited) (continued) March 31, 2020	BlackRock High Yield Municipal Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Wisconsin (continued)
Piedmont Community Charter School, 5.00%, 06/15/49	$955	$1,028,860
Piedmont Community Charter School, 5.00%, 06/15/53	645	688,621
Roseman University of Health Science Project, 5.00%, 04/01/50(a)	315	320,166
Series A, 5.63%, 06/15/49(a)	8,105	6,659,554
Traders Point Christian Schools, Series A, 5.38%, 06/01/44(a)	1,215	1,107,813
Traders Point Christian Schools, Series A, 5.50%, 06/01/54(a)	1,500	1,332,015
Voyager Foundation, Inc. Project, Series A, 5.13%, 10/01/22(b)	1,850	2,027,396
Public Finance Authority, Refunding RB:
Senior Obligated Group, Series B, AMT, 5.00%, 07/01/42	2,150	2,196,676
Ultimate Medical Academy Project, 5.00%, 10/01/34(a)	280	289,663
Ultimate Medical Academy Project, 5.00%, 10/01/39(a)	680	689,622
White Stone Retirement Facilities, 5.00%, 03/01/52(a)	1,300	1,230,281
Wingate University, Series A, 5.25%, 10/01/48	1,790	2,001,471
Wisconsin Health & Educational Facilities Authority, RB, ST. Camillus Health System:
5.00%, 11/01/39	1,045	1,023,389
5.00%, 11/01/46	1,130	1,052,154
5.00%, 11/01/54	1,880	1,813,561
Wisconsin Health & Educational Facilities Authority, Refunding RB, Benevolent Corporation Cedar Community, 5.00%, 06/01/41	350	333,680
Wisconsin Housing & Economic Development Authority, RB, M/F Housning, WHPC Madison Pool Project, Series A, 4.70%, 07/01/47	740	801,568

		37,296,761

Total Municipal Bonds — 89.6% (Cost — $1,110,693,072)		1,084,220,539

Security	Par (000)	Value

Municipal Bonds Transferred to Tender Option Bond Trusts(j)

California — 0.1%
City of Los Angeles California Department of Airports, Refunding ARB, Los Angeles International Airport, Senior Series A, 5.00%, 05/15/40	$657	$659,966

Georgia — 0.3%
County of Dalton Whitfield Joint Development Authority, RB, Hamilton Health Care System Obligation, 4.00%, 08/15/48	3,140	3,356,346

Illinois — 1.3%
Illinois Finance Authority, RB, The Carle Foundation, Series A (AGM), 6.00%, 08/15/41	2,480	2,625,675
Illinois Finance Authority, Refunding RB, Presence Health Network, Series C:
4.00%, 02/15/27(b)	13	13,594
4.00%, 02/15/41	6,497	7,028,214
State of Illinois Toll Highway Authority, RB, Series A, 5.00%, 01/01/40	5,011	5,657,563

		15,325,046

Massachusetts — 0.3%
Commonwealth of Massachusetts Transportation Fund Revenue, RB, Rail Enhancement Program, Series A, 4.00%, 06/01/45	3,464	3,718,849

New York — 7.6%
City of New York Housing Development Corp., RB, M/F, Series C-1A:
4.15%, 11/01/39	3,107	3,238,858
4.20%, 11/01/44	5,694	5,936,713
4.30%, 11/01/47	4,660	4,858,217
City of New York Water & Sewer System, Refunding RB, 2nd General Resolution, Series HH, 5.00%, 06/15/31(k)	3,015	3,151,399
Hudson Yards Infrastructure Corp., RB, Senior-Fiscal 2012(k):
5.75%, 02/15/21(b)	1,065	1,144,204
5.75%, 02/15/47	655	703,879
New York Liberty Development Corp., ARB, 1 World Trade Center Port Authority Consolidated Bonds, 5.25%, 12/15/43	7,725	8,177,919
New York Liberty Development Corp., Refunding RB, 4 World Trade Center Project, 5.75%, 11/15/51(k)	2,520	2,695,968

17

Schedule of Investments (unaudited) (continued) March 31, 2020	BlackRock High Yield Municipal Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

New York (continued)
New York State Dormitory Authority, Refunding RB:
Series D, 4.00%, 02/15/47	$17,080	$19,269,485
Series E, 5.00%, 03/15/36	21,670	25,302,109
Port Authority of New York & New Jersey, Refunding ARB, Series 194th, 5.25%, 10/15/55	2,925	3,406,894
State of New York Urban Development Corp., RB, State Personal Income Tax, General Purpose, Series A, 4.00%, 03/15/46	13,005	14,500,705

		92,386,350

North Carolina — 0.3%
North Carolina Capital Facilities Finance Agency, Refunding RB, Duke University Project, Series B, 5.00%, 10/01/55	2,930	3,382,773

Pennsylvania — 0.4%
Pennsylvania Turnpike Commission, RB, Sub-Series A, 5.50%, 12/01/42	3,677	4,373,559

Rhode Island — 0.2%
Narragansett Bay Commission, Refunding RB, Wastewater System, Series A, 4.00%, 09/01/43(b)	2,641	2,812,599

Texas — 0.3%
Lower Colorado River Authority, Refunding RB, LCRA Transmission Services Corporation Project, 4.00%, 05/15/43	3,480	3,636,426

Virginia — 0.2%
Virginia Small Business Financing Authority, Refunding RB, Sentara Healthcare, 5.00%, 11/01/40	2,501	2,507,186

Washington — 1.1%
City of Bellingham Washington Water & Sewer Revenue, RB, Water & Sewer, 5.00%, 08/01/40	2,998	3,139,328

Security	Par (000)	Value

Washington (continued)
County of Snohomish Public Utility District No. 1, 5.00%, 12/01/45	$8,664	$9,899,534

		13,038,862

Wisconsin — 0.1%
State of Wisconsin Health & Educational Facilities Authority, Refunding RB, The Medical College of Wisconsin, Inc., 4.00%, 12/01/46	1,774	1,920,699

Total Municipal Bonds Transferred to Tender Option Bond Trusts — 12.2% (Cost — $139,699,460)		147,118,661

Total Long-Term Investments — 101.8% (Cost — $1,250,392,532)		1,231,339,200

	Shares

Short-Term Securities — 3.8%
BlackRock Liquidity Funds, MuniCash, Institutional Class, 2.98%(l)(m)	46,530,741	46,535,394

Total Short-Term Securities — 3.8% (Cost — $46,530,402)		46,535,394

Total Investments — 105.6% (Cost — $1,296,922,934)		1,277,874,594

Other Assets Less Liabilities — 1.4%		16,304,664

Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable — (7.0)%		(84,631,140)

Net Assets — 100.0%		$1,209,548,118

(a)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	U.S. Government securities held in escrow, are used to pay interest on this security as well as to retire the bond in full at the date indicated, typically at a premium to par.
(c)	Zero-coupon bond.
(d)	Step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rate as of period end.
(e)	Payment-in-kind security which may pay interest/dividends in additional par/shares and/or in cash. Rates shown are the current rate and possible payment rates.
(f)	Issuer filed for bankruptcy and/or is in default.
(g)	Non-income producing security.
(h)

Variable or floating rate security, which interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.

18

Schedule of Investments (unaudited) (continued) March 31, 2020	BlackRock High Yield Municipal Fund

(i)	Variable rate security. Rate shown is the rate in effect as of period end.
(j)	Represent bonds transferred to a TOB Trust in exchange of cash and residual certificates received by the Fund. These bonds serve as collateral in a secured borrowing.
(k)

All or a portion of the security is subject to a recourse agreement. The aggregate maximum potential amount the Fund could ultimately be required to pay under the agreements, which expire between August 15, 2020 to May 15, 2021, is $4,332,891.

(l)	Annualized 7-day yield as of period end.
(m)

Investments in issuers considered to be an affiliate/affiliates of the Fund during the period ended March 31, 2020, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Shares Held at 06/30/19	Shares Purchased	Shares Sold		Shares Held at 03/31/20	Value at 03/31/20	Income	Net Realized Gain (Loss)(a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Liquidity Funds, MuniCash, Institutional Class	114,002,708	—	(67,471,967	)(b)	46,530,741	$46,535,394	$505,803	$2,088	$5,101

(a)	Includes net capital gain distributions, if applicable.
(b)	Represents net shares purchased (sold).

Portfolio Abbreviations

ACA — American Capital Access Holding Ltd.

AGC — Assured Guarantee Corp.

AGM — Assured Guaranty Municipal Corp.

AMT — Alternative Minimum Tax (subject to)

ARB — Airport Revenue Bonds

CAB — Capital Appreciation Bonds

EDA — Economic Development Authority

EDC — Economic Development Corp.

ERB — Education Revenue Bonds

GO — General Obligation Bonds

GTD — Guaranteed

IDA — Industrial Development Authority

LRB — Lease Revenue Bonds

M/F — Multi-Family

MRB — Mortgage Revenue Bonds

NPFGC — National Public Finance Guarantee Corp.

PIK — Payment-In-Kind

RB — Revenue Bonds

S/F — Single-Family

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Schedule of Investments (unaudited) (continued) March 31, 2020	BlackRock High Yield Municipal Fund

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of investments

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for investments is based on the pricing transparency of the investments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments, refer to the Fund’s most recent financial statements as contained in its semi-annual report.

The following table summarizes the Fund’s investments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments(a)	$—	$1,231,339,200	$—	$1,231,339,200
Short-Term Securities	46,535,394	—	—	46,535,394

	$46,535,394	$1,231,339,200	$—	$1,277,874,594

(a)	See above Schedule of Investments for values in each state or political subdivision.

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial statement purposes. As of period end, TOB Trust Certificates of $84,308,908 are categorized as Level 2 within the disclosure hierarchy.

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